Revenue from contracts with customers - Performance Obligations (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Within one year [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Performance Obligations	¥ 127,326	$ 17,971	¥ 138,025
More than one year [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Performance Obligations	¥ 53,813	$ 7,595	¥ 53,703